LEASES - Schedule of Maturity of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	$ 31,122	$ 28,862	$ 27,804	$ 18,878
Not later than one year
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	10,563	9,293	9,627
Later than one year and not later than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	20,559	19,569	18,177
Later than five years
Disclosure of maturity analysis of lease liabilities [Line Items]
Total	$ 0	$ 0	$ 0